Operating Leases	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Leases [Abstract]
Disclosure of leases [text block]
23.	Operating Leases

(a)	Lessees

Non-cancellable lease payments as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in thousands)
Less than one year	$858,207	843,880
Between one and five years	3,070,676	3,483,532
More than five years	3,491,748	4,011,338
	$7,420,631	8,338,750

AUO entered into various operating lease agreements for land with Hsinchu Science Park Administration Bureaus beginning from March 1, 1994 for a period of 20 years, with renewal option upon expiration. AUO had on July 2003 and November 2006, entered into various operating lease for land with Central Science Park Administration Bureaus for period from July 28, 2003 till December 31, 2023 and November 9, 2006 till December 31, 2025. All lease amounts are adjusted in accordance with the land value fixed by the government from time to time.

AUO had also on February 2008 renewed its lease agreement with Hsinchu Science Park for the land in Longtan Science Park. The period covers from February 9, 2008 till December 31, 2027. The lease amount is adjusted in accordance with the land value fixed by the government from time to time.

Pursuant to the resolution of board of directors’ meeting held on December 22, 2016, AUO decided to acquire the land located at Tainan Technology Industrial Park, which is originally leased from Ministry of Economic Affairs with an acquisition price of $558,956 thousand. As of December 31, 2017, the transfer of title and payment of consideration have been completed.

In addition, the Company also entered into other operating lease agreements for operating facilities and land, under which the lease agreements will expire from March 2020 through December 2030.

Rental expense for operating leases amounted to $1,081,731 thousand, $1,178,774 thousand and $1,115,570 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

(b)	Lessor

The Company leased its investment properties to third parties under operating lease. Refer to note 16 for further information on investment properties.

Non-cancellable lease receivables as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in thousands)
Less than one year	$46,538	8,052
Between one and five years	404,695	32,208
More than five years	2,189,936	87,230
	$2,641,169	127,490

The Company also leased partial offices, see note 30 for rental income. Repair and maintenance expenses incurred from aforementioned operating leases for the years ended December 31, 2017, 2016 and 2015 amounted to $18,396 thousand, $449 thousand and $403 thousand, respectively.